Structured entities - Conduits (Details) - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	$ 2.1	$ 2.3
Commercial paper held by HSBC	3.2	3.4
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	$ 12.4	$ 16.1